Document and Entity Information	Oct. 06, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Supernova Partners Acquisition Co II, Ltd.
Entity Address, State or Province	DC
Amendment Flag	false
Entity Central Index Key	0001838359
Document Type	8-K
Document Period End Date	Oct. 06, 2021
Entity Incorporation State Country Code	E9
Entity File Number	001-40140
Entity Tax Identification Number	98-1574543
Entity Address, Address Line One	4301 50th Street NW
Entity Address, Address Line Two	Suite 300
Entity Address, Address Line Three	PMB 1044
Entity Address, City or Town	Washington
Entity Address, Postal Zip Code	20016
City Area Code	(202)
Local Phone Number	918-7050
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Fourth Of One Redeemable Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fourth of one redeemable warrant
Trading Symbol	SNII.U
Security Exchange Name	NYSE
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	SNII
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.501 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	SNII WS
Security Exchange Name	NYSE